Income Tax and Deferred Taxes - Components of Income Tax Expense Benefit (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Major Components Of Tax Expense Income [Abstract]
Current income tax	$ (54,904,679)	$ (47,354,780)	$ (162,820,181)
Adjustments to current tax from the previous period	(2,251,167)	(6,304,285)	(1,127,646)
Other current tax benefit / (expense)	(37,369,930)	(61,507,252)	15,934,106
Current tax expense, net	(94,525,776)	(115,166,317)	(148,013,721)
Benefit / (expense) from deferred taxes for origination and reversal of temporary differences	33,297,872	(43,134,500)	4,671,420
Adjustments for deferred tax of prior periods		4,818,298
Total deferred tax benefit / (expense)	33,297,872	(38,316,202)	4,671,420
Income tax expense	$ (61,227,904)	$ (153,482,519)	$ (143,342,301)